SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutes	$ 225	$ 240
Prepaid expenses	380	284
Other receivables	237	136
Other current receivables	$ 842	$ 660